May 7, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Meeder Funds (the "Fund")

Commission File Nos.: 002-85378 and 811-03462

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 98, which was filed with the Commission on April 29, 2020 and (ii) Post-Effective Amendment No. 98 has been filed electronically with the Commission.

If you have any questions or require further information, do not hesitate to contact the undersigned at (614) 760-2139.

Sincerely,

/s/ Bruce McKibben

Bruce McKibben

Treasurer